Description of Business and Basis of Presentation	12 Months Ended
Mar. 31, 2025
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

J-Long Group Limited (the “Company”) was incorporated in the Cayman Islands on July 25, 2022 under the Companies Act as an exempted company with limited liability. The Company conducts its primary operations of apparel trims solution services in Hong Kong through its indirectly held wholly owned subsidiary that is incorporated and domiciled in Hong Kong, namely J-Long Limited (“JLHK”), and in Vietnam through its indirectly held 51% owned subsidiary that is incorporated and domiciled in Vietnam, namely J-Long Trims Vietnam Co., LTD (“JLVN”).

Details of the Company and its subsidiaries are set out in the table as follows:

Name	Date of incorporation	Percentage of effective ownership		Place of incorporation	Principal activities
		2024	2025
J-Long Group Limited (the “Company”)	July 25, 2022	Parent	Parent	Cayman Islands	Investment holdings
Stratum Star Limited (“Stratum Star”)	August 24, 2022	100%	100%	The British Virgin Islands	Investment holdings
Alpine Eagle Limited (“Alpine Eagle”)	August 24, 2022	100%	100%	The British Virgin Islands	Investment holdings
J-Long Limited (“JLHK”)	December 13, 1985	100%	100%	Hong Kong	Provision of apparel solution services
Sun Choice Enterprises Limited (“Sun Choice”)	November 10, 2017	100%	100%	Hong Kong	Inactive
J-Long Trims Vietnam Co., LTD(“JLVN”)	May 27, 2024	-	51%	Vietnam	Provision of apparel solution services

In November 2017, Sun Choice was incorporated in Hong Kong with limited liability. The principal activity of Sun Choice is investment holding. The shareholders of Sun Choice were Mr. Danny Tze Ching Wong and Lui Wai Fun, who is the spouse of Mr. Danny Tze Ching Wong, they each own 91.5% and 8.5% of the shares of Sun Choice, respectively.

In December 1985, JLHK was incorporated in Hong Kong with limited liability. The principal activity of JLHK is provision of apparel solution services. The former shareholders of JLHK, namely Mr. Danny Tze Ching Wong and Fedelity Inc., holding of 83% and 17% shares respectively, transferred all the shares to the Sun Choice in January 2018. Sun Choice had 100% ownership of JLHK afterward.

In May 2024, JLVN was incorporated in Vietnam with limited liability. The principal activity of JLVN is provision of clothing and luggage accessories. The shareholders of JLVN are JLHK and J-Long Trims Pte. Ltd, holding 51% and 49% shares respectively.

Reorganization

In July 2022, the Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability, with an authorized share capital of US$50,000 divided into 500,000,000 Ordinary Shares, par value US$0.0001 each. On July 25, 2022, one fully-paid share was allotted and issued to the initial subscriber and transferred to Mr. Danny Tze Ching Wong subsequently. On the same day, 10,124,999 and 1,125,000 shares were also allotted and issued to the controlling shareholder, namely Mr. Danny Tze Ching Wong and Mr. Edwin Chun Yin Wong, who are father and son.

In August 2022, Stratum Star was incorporated under the laws of the BVI, wholly owned subsidiary of the Company. In August 2022, Alpine Eagle was incorporated under the laws of the BVI, wholly owned subsidiary of the Company.

Reverse Stock Split

On November 15, 2024, our shareholders approved a share consolidation (reverse stock split) of the Company at a ratio ranging from 1-for-1.5 to 1-for-10 ordinary shares, as a result of which the Company’s authorized share capital was changed to US$51,000 divided into136,000,000 Ordinary Shares with a par value of US$0.000375 each. Immediately after such reverse stock split, the issued share capital of the Company became US$1,178 divided into 3,140,000 Ordinary Shares with a par value of US$0.000375 each, all of which were fully paid. The reverse stock split took effect on the Company’s Ordinary Shares as at open of trading on December 10, 2024.

On December 12, 2022, Stratum Star acquired all the shares of JLHK from Sun Choice and became the immediate holding company of JLHK. On December 13, 2022, Alpine Eagle acquired all the shares of Sun Choice from Mr. Danny Tze Ching Wong and Lui Wai Fun, who is the spouse of Mr. Danny Tze Ching Wong, and became the immediate holding company of Sun Choice.

Following such share transfer, Sun Choice and JLHK became the Company’s indirect wholly-owned subsidiaries through Alpine Eagle and Stratum Star.

On September 20, 2023, the controlling shareholder, namely Mr. Danny Tze Ching Wong entered into individual share sales and purchase agreements with the pre-IPO shareholders, Capital Summit Enterprises Limited, Cherish Gloss Group Limited, Jipsy Trade Limited, Summer Explorer Investments Limited, Wise Total Solutions Group Limited, and Max Premier Enterprises Limited. According to these agreements, Mr. Danny Tze Ching Wong agreed to sell and each of the pre-IPO shareholder agreed to purchase 1,485,000 shares (pre reverse shares split) of the Company. After completion of this transaction, Mr. Danny Tze Ching Wong, and Mr. Edwin Chun Yin, they each own 60.3% and 10% of the shares of the Company, respectively.

On November 8, 2023, the Company effected a share split whereby each 3 issued and outstanding ordinary share were divided into 8 ordinary share. All share and per share information in these financial statements has been retroactively adjusted to reflect the Share Split.

The Company and its subsidiaries resulting from Reorganization has always been under the common control of Mr. Danny Tze Ching Wong before and after the Reorganization and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended March 31, 2025, 2024 and 2023, the results of these subsidiaries are included in the financial statements for all periods.

All references to Ordinary Shares, share data, per share data, and related information have been retroactively adjusted, where applicable, in the financial statements to reflect the issuances of Ordinary Shares of the Company as if these events had occurred at the beginning of the earliest period presented in accordance with ASC 805-50-45-5.

Basis of presentation

The consolidated financial statements include all accounts of the Company and its wholly owned subsidiaries (Collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation

Public Offering of Shares

On January 26, 2024, the Company completed an initial public offering (the “IPO”) of 1,400,000 (pre-Reverse Stock Split) of its ordinary shares, par value $0.0000375 per share (the “Shares”), at a public offering price of $5.00 per share for total gross proceeds of USD 7,000,000 before deducting underwriting discounts and commissions.

Reverse Stock Split

As of December 5, 2024, every 10 shares of the Company’s issued and outstanding Ordinary Shares were combined into one issued and outstanding Ordinary Share. The total number of authorized Ordinary Shares were reduced from 31,400,000 to 3,140,000, and the par value changed to $0.000375 per share.